Note 19 - Trade and Other Payables - Trade and Other Payables (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Trade payables	$ 5,554	$ 5,675	$ 3,806	$ 2,158
Accruals	2,247	1,952	3,008	1,297
Related party payable	1,527	1,378	1,838	1,445
Payroll liabilities	1,209	1,165	504	1,972
Sales tax payable	1,054	764	310	412
Contract liabilities	10,095	4,978	1,544	305
Other creditors	2,953	2,011	3,072	81
Treasury shares (see Note 23 for further details)				592
Total	$ 24,639	$ 17,923	$ 14,082	$ 8,262